RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Total assets	$ 138,366	$ 214,766	$ 304,661
Total liabilities	435,603	614,480	401,476
Total Vizio Medical Devices members' deficit	(287,439)	(390,045)	(36,469)
Noncontrolling interest	(9,798)	(9,669)	(60,346)
Scenario, Previously Reported [Member]
Total assets		259,548	312,588
Total liabilities		614,480	401,476
Total Vizio Medical Devices members' deficit		(354,786)	(31,190)
Noncontrolling interest		$ (146)	$ (57,698)